SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NON CONVERTIBLE NOTE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)		$ 25,000
Debt Discount	$ (1,192,007)
Total Principal of Non-Convertible Notes, net	6,655,570
Total Principal of Non-Convertible Notes (Current)		240,000
Non-Convertible Notes Payable One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)
Total Principal of Non-Convertible Notes (Current)		55,000
Non-Convertible Notes Payable Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)
Total Principal of Non-Convertible Notes (Current)		5,000
Non-Convertible Notes Payable One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	5,000
Sheppard Mullin Resolution Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	70,000	25,000
Total Principal of Non-Convertible Notes (Current)		$ 180,000
GM Financial [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	68,004
Equipment Financing Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	937,810
Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	2,980,692
Deedof Trust Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	600,000
Deed of Trust Note One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	600,000
Libertas Advance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	1,815,000
Lendspark Advance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	$ 771,071